Note 26 - Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract with Customer, Asset, after Allowance for Credit Loss	$ 178,276	$ 156,802
Contract with Customer, Asset, after Allowance for Credit Loss, Current	161,016	134,402
Contract with Customer, Liability, Current	80,350	63,459
Contract with Customer, Liability, Revenue Recognized	59,139	43,865
Capital Markets [Member]
Revenue Not from Contract with Customer	57,574	32,345
Other Revenue [Member]
Revenue Not from Contract with Customer	$ 47,700	$ 48,007